Goodwill and Other Intangible Assets (Details 1) (USD $) In Millions, unless otherwise specified	Apr. 30, 2014	Apr. 30, 2013
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization Acquisition Cost	$ 1,670.7	$ 1,636.4
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges	491.0	391.0
Finite-lived intangible assets subject to amortization, Net	1,179.7	1,245.4
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Total other intangible assets, Acquisition Cost	3,529.6	3,492.0
Intangible Assets Accumulated Amortization and Impairment	505.3	402.6
Intangible Assets, Net (Excluding Goodwill)	3,024.3	3,089.4
Trademarks [Member]
Indefinite-lived intangible assets not subject to amortization:
Indefinite-lived intangible assets not subject to amortization, Acquisition Cost	1,858.9	1,855.6
Indefinite-lived intangible assets not subject to amortization, Accumulated Impairment Charges	14.3	11.6
Indefinite-lived intangible assets not subject to amortization, Net	1,844.6	1,844.0
Customer and contractual relationships [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization Acquisition Cost	1,436.2	1,415.1
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges	392.6	314.8
Finite-lived intangible assets subject to amortization, Net	1,043.6	1,100.3
Patents and technology [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization Acquisition Cost	164.5	158.8
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges	61.9	49.3
Finite-lived intangible assets subject to amortization, Net	102.6	109.5
Trademarks [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization Acquisition Cost	70.0	62.5
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges	36.5	26.9
Finite-lived intangible assets subject to amortization, Net	$ 33.5	$ 35.6